Disclosures on equity (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Disclosures on equity [Line Items]
Opening balance	$ (12,888)	$ (19,797)
Increase (decrease) in reserves	(1,218)	9,123
Deferred taxes	(243)	(849)
Reclassification of loss in reserves	0	(1,365)
Closing balance	(14,349)	(12,888)
Reserve of change in value of foreign currency basis spreads [member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(19,463)	(14,035)
Increase (decrease) in reserves	(5,450)	(5,428)
Deferred taxes	0	0
Reclassification of loss in reserves	0	0
Closing balance	(24,913)	(19,463)
Reserve for cash flow hedges before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	89	(2,144)
Increase (decrease) in reserves	2,159	3,626
Deferred taxes	0	0
Reclassification of loss in reserves	0	(1,393)
Closing balance	2,248	89
Reserve for cash flow hedges tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(25)	445
Increase (decrease) in reserves	0	0
Deferred taxes	25	(470)
Reclassification of loss in reserves	0	0
Closing balance	0	(25)
Reserve for remeasurements of defined benefit plans before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(5,446)	(2,077)
Increase (decrease) in reserves	(1,401)	(3,397)
Deferred taxes	0	0
Reclassification of loss in reserves	0	28
Closing balance	(6,847)	(5,446)
Reserve for remeasurements of defined benefit plans deferred tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	612	(309)
Increase (decrease) in reserves		0
Deferred taxes	282	921
Reclassification of loss in reserves	0	0
Closing balance	894	612
Reserve for gains and losses on financial assets measured at fair value through other comprehensive income before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	4,813	0
Increase (decrease) in reserves	(26)	4,813
Deferred taxes	0	0
Reclassification of loss in reserves	0	0
Closing balance	4,787	4,813
Reserve for gains and losses on financial assets measured at fair value through other comprehensive income deferred tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(1,300)	0
Increase (decrease) in reserves	0	0
Deferred taxes	(550)	(1,300)
Reclassification of loss in reserves	0	0
Closing balance	(1,850)	(1,300)
Miscellaneous other reserves before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	7,832	(1,677)
Increase (decrease) in reserves	3,500	9,509
Deferred taxes	0	0
Reclassification of loss in reserves	0	0
Closing balance	11,332	7,832
Total reserves, reserves before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(12,175)	(19,933)
Increase (decrease) in reserves	(1,218)	9,123
Deferred taxes	0	0
Reclassification of loss in reserves	0	(1,365)
Closing balance	(13,393)	(12,175)
Total reserves, reserves defered tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(713)	136
Increase (decrease) in reserves	0	0
Deferred taxes	(243)	(849)
Reclassification of loss in reserves	0	0
Closing balance	$ (956)	$ (713)